Loans	12 Months Ended
Mar. 31, 2023
Statement [Line Items]
Loans
4. Loans
Credit quality information
In accordance with the MHFG Group’s credit risk management policies, the Group uses an internal rating system that consists of credit ratings for the corporate portfolio segment and pool allocations for the retail portfolio segment as the basis of its risk management infrastructure. Credit ratings consist of obligor ratings which represent the level of credit risk of the obligor, and transaction ratings which represent the ultimate possibility of losses expected on individual loans by taking into consideration various factors such as collateral or guarantees involved. In principle, obligor ratings are applied to all obligors except those to which pool allocations are applied, and are subject to regular review at least once a year as well as special review which is required whenever the obligor’s credit standing changes. Pool allocations are applied to small loans that are less than a specified amount by pooling customers and loans with similar risk characteristics, and the risk is assessed mainly based on past due status and managed according to such pools. The Group generally reviews the appropriateness and effectiveness of the approach to obligor ratings and pool allocations once a year in accordance with predetermined policies and procedures.

The Group does not record expected credit losses for accrued interest receivables because uncollectible accrued interest is reversed through interest income in a timely manner in line with the Group’s nonaccrual and past due policies for loans. The amount of accrued interest receivables was ¥81 billion and ¥198 billion at March 31, 2022 and 2023, respectively and included in Accrued income.
The Group does not believe that its exposure to any particular geographic area and business sector results in a significant concentration of credit risk.
The table below presents the MHFG Group’s definition of obligor ratings used by MHBK and MHTB, and equivalent obligor ratings are determined for the other subsidiaries:

Obligor category (1) (2)	Obligor rating	Definition
Normal	A	Obligors whose certainty of debt fulfillment is very high, hence their level of credit risk is very low.

	B	Obligors whose certainty of debt fulfillment poses no problems for the foreseeable future, and their level of credit risk is low.

	C	Obligors whose certainty of debt fulfillment and their level of credit risk pose no problems for the foreseeable future.

	D	Obligors whose current certainty of debt fulfillment poses no problems, however, their resistance to future economic environmental changes is low.

Watch	E1	Obligors that require observation going forward because of either minor concerns regarding their financial position, or their somewhat weak or unstable business conditions.

E2
Obligors that require special observation going forward because of problems with their borrowings such as reduced or suspended interest payments, problems with debt fulfillment such as failure to make principal or interest payments, or problems with their financial position as a result of their weak or unstable business conditions.

Intensive control	F
Obligors that are not yet bankrupt but are in financial difficulties and are deemed likely to become bankrupt in the future because of insufficient progress in implementing their management improvement plans or other measures (including obligors that are receiving ongoing support from financial institutions).

Substantially bankrupt	G	Obligors that have not yet become legally or formally bankrupt but are substantially insolvent because they are in serious financial difficulties and are deemed to be incapable of being restructured.

Bankrupt	H	Obligors that have become legally or formally bankrupt.

Notes:
(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered nonaccrual.
(2)	The Group classifies loans to special attention, intensive control, substantially bankrupt and bankrupt obligors as nonaccrual loans.

The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2022 and 2023:

	Term loans by origination year
	2021	2020	2019	2018	2017	Prior to 2017	Revolving Loans	Total

	(in billions of yen)
2022

Domestic:
Corporate:
Large companies:
Normal obligors	12,236	6,641	5,049	4,535	1,679	3,379	7,155	40,674
Watch obligors excluding special attention obligors	146	69	71	66	40	51	128	571
Nonaccrual loans	61	101	201	45	136	77	178	799
Small and medium-sized companies:
Normal obligors	540	397	376	283	171	494	548	2,809
Watch obligors excluding special attention obligors	44	31	30	32	12	33	25	207
Nonaccrual loans	18	20	15	11	7	38	32	141
Retail:
Housing Loan:
Normal obligors	798	544	519	527	544	4,753	—	7,685
Watch obligors excluding special attention obligors	2	1	2	2	1	40	—	48
Nonaccrual loans	12	3	1	1	1	31	—	49
Others:
Normal obligors	196	277	112	91	61	315	497	1,549
Watch obligors excluding special attention obligors	24	35	10	8	4	6	9	96
Nonaccrual loans	7	8	3	4	4	23	13	62
Sovereign:
Normal obligors	938	106	89	109	55	352	2	1,651
Watch obligors excluding special attention obligors	4	4	1	—	—	—	—	9
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	46	24	132	211	—	144	125	682
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—

Total domestic	15,072	8,261	6,611	5,925	2,715	9,736	8,712	57,032

Foreign:
Corporate (4) :
Normal obligors	14,088	3,571	3,236	1,392	550	1,229	5,906	29,972
Watch obligors excluding special attention obligors	317	180	74	56	28	25	122	802
Nonaccrual loans	35	2	13	17	15	23	10	115
Retail:
Normal obligors	2	2	2	1	1	3	—	11
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	279	7	33	15	174	3	75	586
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	1	—	—	—	—	1
Banks and other financial institutions:
Normal obligors	1,003	254	151	225	12	1	120	1,766
Watch obligors excluding special attention obligors	5	—	—	—	—	—	—	5
Nonaccrual loans	1	—	—	—	—	—	—	1

Total foreign	15,730	4,016	3,510	1,706	780	1,284	6,233	33,259

Total	30,802	12,277	10,121	7,631	3,495	11,020	14,945	90,291

	Term loans by origination year
	2022	2021	2020	2019	2018	Prior to 2018	Revolving Loans	Total

	(in billions of yen)
2023

Domestic:
Corporate:
Large companies:
Normal obligors	12,277	5,993	5,384	3,994	3,065	3,670	7,517	41,900
Watch obligors excluding special attention obligors	109	46	50	58	59	33	130	485
Nonaccrual loans	153	35	61	134	99	159	339	980
Small and medium-sized companies:
Normal obligors	551	301	285	248	221	571	531	2,708
Watch obligors excluding special attention obligors	45	16	26	16	18	28	20	169
Nonaccrual loans	26	7	16	9	8	27	29	122
Retail:
Housing Loan:
Normal obligors	711	570	476	468	478	4,723	—	7,426
Watch obligors excluding special attention obligors	1	2	1	2	1	35	—	42
Nonaccrual loans	8	2	2	1	1	25	—	39
Others:
Normal obligors	184	87	226	80	64	297	484	1,422
Watch obligors excluding special attention obligors	22	6	21	5	4	5	8	71
Nonaccrual loans	9	4	6	2	4	20	10	55
Sovereign:
Normal obligors	1,217	54	90	91	75	328	1	1,856
Watch obligors excluding special attention obligors	8	2	—	—	—	—	—	10
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	107	17	23	134	155	114	95	645
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—

Total domestic	15,428	7,142	6,667	5,242	4,252	10,035	9,164	57,930

Foreign:
Corporate (4) :
Normal obligors	15,317	3,891	2,142	1,954	1,024	1,312	6,731	32,371
Watch obligors excluding special attention obligors	228	101	192	72	43	50	58	744
Nonaccrual loans	31	19	13	18	11	32	11	135
Retail:
Normal obligors	2	1	1	1	1	3	—	9
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	160	188	7	32	5	2	83	477
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	1	—	—	—	1
Banks and other financial institutions:
Normal obligors	1,536	265	169	91	19	4	404	2,488
Watch obligors excluding special attention obligors	8	4	4	5	—	—	—	21
Nonaccrual loans	—	—	—	—	—	—	—	—

Total foreign	17,282	4,469	2,528	2,174	1,103	1,403	7,287	36,246

Total	32,710	11,611	9,195	7,416	5,355	11,438	16,451	94,176

Notes:
(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered nonaccrual.
(2)
The primary component of the retail portfolio segment is housing loans to individuals which obligor category is classified based on past due status. The trigger to reclassify obligors from normal obligors to watch obligors excluding special attention obligors is when the past due status is more than 30 days.

(3)	There were no significant revolving line of credit arrangements that converted to term loans during the fiscal year ended March 31, 2022 and 2023.
(4)	Corporate of foreign include d ¥216 billion and ¥184 billion of lease receivables that were receivables arising from direct financing leasing at March 31, 2022 and 2023, respectively.
Unearned income and deferred loan fees was ¥196 billion and ¥238 billion at March 31, 2022 and 2023, respectively.
The Group uses, as a practical expedient, the fair value of the collateral when recording the net carrying amounts of loans and determining the allowance for credit losses of such loans, for which the repayment is expected to be provided substantially through the operation or sale of the collateral, when the borrower is experiencing financial difficulty based on the assessment as of the reporting date. As of March 31, 2023, collateral relating to these loans was primarily comprised of real estate. There were no significant changes in the extent to which collateral secures these loans during this fiscal year
and no significant concentration of collateral against any portfolio segment.

Nonaccrual loans
The MHFG Group considers loans to be nonaccrual when it is probable that the Group will be unable to collect all the scheduled payments of principal and interest when due according to the contractual terms of the loans. The Group classifies loans to special attention, intensive control, substantially bankrupt and bankrupt obligors as nonaccrual loans. There are no loans that are 90 days past due and still accruing. The Group does not have any loans to borrowers that cause management to have serious doubts as to the ability of such borrowers to comply with the present loan repayment terms for the periods presented other than those already designated as nonaccrual loans. The table below presents nonaccrual loans information at March 31, 2022 and 2023:

	Amortized cost (1)			Interest income recognized (2)
	Nonaccrual loans with an allowance	Nonaccrual loans without an allowance	Total nonaccrual loans

	(in billions of yen)

2022

Domestic:
Corporate:
Large companies	784	16	800	9
Small and medium-sized companies	121	19	140	2
Retail:
Housing Loan	27	22	49	1
Others	40	22	62	1

Total domestic	972	79	1,051	13

Foreign:
Total foreign (3)	110	7	117	1

Total	1,082	86	1,168	14

2023

Domestic:
Corporate:
Large companies	961	19	980	16
Small and medium-sized companies	103	19	122	1
Retail:
Housing Loan	22	17	39	1
Others	37	18	55	1

Total domestic	1,123	73	1,196	19

Foreign:
Total foreign (3)	132	4	136	4

Total	1,255	77	1,332	23

Notes:
(1)	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status corresponds to the Group’s definition of nonaccrual loans.
(2)	Amounts represent the amount of interest income on nonaccrual loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
(3)	The majority of total foreign consist of corporate.

The remaining balance of nonaccrual loans that have been partially charged off, was ¥13,046
m
illion and ¥11,314
m
illion as of March 31, 2022 and 2023, respectively.
Troubled debt restructurings
The MHFG Group considers a loan modification to be a TDR when, for economic or legal reasons related to the obligor’s financial difficulties, it grants a concession to the obligor that it would not otherwise consider. The Group considers the relevant obligor to be in financial difficulty generally when its obligor rating is E2 or below. The following table presents modified loans that were determined to be TDRs during the fiscal years ended March 31, 2022 and 2023:

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or postponement of principal and/or interest
	Recorded investment (1)	Charge-offs

	(in billions of yen)
2022
Domestic:
Corporate:
Large companies	6	23	612
Small and medium-sized companies	—	—	125
Retail:
Housing Loan	—	—	8
Others	—	—	22

Total domestic	6	23	767

Foreign:
Total foreign (2)	—	—	63

Total	6	23	830

2023
Domestic:
Corporate:
Large companies	—	141	595
Small and medium-sized companies	—	—	106
Retail:
Housing Loan	—	—	5
Others	—	—	19

Total domestic	—	141	725

Foreign:
Total foreign (2)	—	—	66

Total	—	141	791

Notes:
(1)	Amounts represent the book values of loans immediately after the restructurings.
(2)	The majority of total foreign consist of corporate.

Payment default is deemed to occur when the loan becomes three months past due or the obligor is downgraded to the category of substantially bankrupt or bankrupt. The following table presents payment defaults which occurred during the fiscal years ended March 31, 2022 and 2023 with respect to the loans modified as TDRs within the previous twelve months:

	Recorded investment
	2022	2023

	(in billions of yen)
Domestic:
Corporate:
Large companies	8	95
Small and medium-sized companies	3	1
Retail:
Housing Loan	1	1
Others	1	1

Total domestic	13	98

Foreign:
Total foreign	14	10

Total	27	108

Age analysis of past due loans
The table below presents an analysis of the age of the amortized cost basis in loans that are past due at March 31, 2022 and 2023:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total

	(in billions of yen)
2022
Domestic:
Corporate:
Large companies	—	—	27	27	42,017	42,044
Small and medium-sized companies	1	1	10	12	3,145	3,157
Retail:
Housing Loan	15	8	17	40	7,742	7,782
Others	5	1	11	17	1,690	1,707
Sovereign	—	—	—	—	1,660	1,660
Banks and other financial institutions	—	—	—	—	682	682

Total domestic	21	10	65	96	56,936	57,032

Foreign:
Total foreign (Note)	—	—	29	29	33,230	33,259

Total	21	10	94	125	90,166	90,291

2023
Domestic:
Corporate:
Large companies	—	3	28	31	43,334	43,365
Small and medium-sized companies	—	—	9	9	2,990	2,999
Retail:
Housing Loan	14	8	13	35	7,472	7,507
Others	4	1	10	15	1,533	1,548
Sovereign	—	—	—	—	1,866	1,866
Banks and other financial institutions	—	—	—	—	645	645

Total domestic	18	12	60	90	57,840	57,930

Foreign:
Total foreign (Note)	—	—	23	23	36,223	36,246

Total	18	12	83	113	94,063	94,176

Note: The majority of total foreign consist of corporate.
Net losses on sales of loans
Net losses on sales of loans were ¥8,172
m
illion, ¥3,080
m
illion and ¥13,436
m
illion for the fiscal years ended March 31, 2021, 2022 and 2023, respectively. These net losses include unrealized gains and losses on loans held for sale, representing the adjustments to the lower of cost or fair value at the end of each reporting period. The gains and losses on sales of loans are recorded in Other noninterest income and expenses, respectively.